Long Term Debt Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 5,676
2014	5,229
2015	385,207
2016	145
2017	47
Thereafter	651,555
Total	$ 1,047,859	$ 1,060,084